Subsequent Events (Details) $ / shares in Units, $ in Thousands	Mar. 19, 2025 USD ($) $ / shares $ / item shares	Mar. 15, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Oct. 02, 2023 $ / shares	Jan. 07, 2021 $ / shares
Subsequent Events [Line Items]
Common stock, par value			$ 0.001	$ 0.001
Warrant shares (in Shares) | shares		10,466,664
Exercise price		$ 1.5				$ 5.55
Gross proceeds of offering expense (in Dollars) | $		$ 7,850
American depositary share per unit					$ 4.57
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value	$ 0.005
Exercise price	$ 0.0398
Aggregate units (in Shares) | shares	222,337,500
American depositary per share	$ 5.97
American depositary share per unit (in Dollars per Item) | $ / item	0.034666
Aggregate purchase price (in Dollars) | $	$ 7,700
American Depositary Shares [Member]
Subsequent Events [Line Items]
Common stock share outstanding (in Shares) | shares		5,233,332
Common stock, par value		$ 0.005
American Depositary Shares [Member]
Subsequent Events [Line Items]
Exercise price		$ 1.5
American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
American depositary share per unit	$ 5.2